9. Segment and Geographic Information (June 2018 Note) (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Revenues	$ 4,369,000	$ 3,835,000	$ 16,658,000	$ 12,825,000
Service [Member]
Revenues	274,000	232,000	$ 995,000	$ 868,000
Service [Member] | Technical Services [Member] | Invekra [Member]
Revenues	$ 14,000	$ 39,000